WARRANT LIABILITIES - Significant unobservable inputs (Details) - Recurring - Level 3	Jun. 30, 2026 $ / shares Y	Dec. 31, 2025 $ / shares Y
Risk-free interest rate | Minimum
WARRANT LIABILITIES
Warrant liability, measurement input	0.0414	3.51
Risk-free interest rate | Maximum
WARRANT LIABILITIES
Warrant liability, measurement input		3.52
Exercise price per ordinary share
WARRANT LIABILITIES
Warrant liability, measurement input | $ / shares	4	4
Expected volatility range | Minimum
WARRANT LIABILITIES
Warrant liability, measurement input	67.73	59.6
Expected volatility range | Maximum
WARRANT LIABILITIES
Warrant liability, measurement input	68.46	60.05
Term of warrants | Minimum
WARRANT LIABILITIES
Warrant liability, measurement input	2	2.5
Term of warrants | Maximum
WARRANT LIABILITIES
Warrant liability, measurement input	2.2	2.7
Dividend yield
WARRANT LIABILITIES
Warrant liability, measurement input	0	0